Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 12,954	£ 9,708
(Decrease)/increase in provision recognized in profit or loss during the year	(1,185)	985
Unused amount reversed - cash received	(5,125)
Receivables written off during the year as uncollectible	(3,076)	(279)
Receivables offset against contract liabilities - deferred revenue	9,530	2,517
Foreign exchange gains on retranslation recognized in profit or loss during the year	52	23
Provision at end of year	£ 13,150	£ 12,954